Related Party Transactions - Schedule of Due to Related Party (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due on demand loan with 8% interest		$ 5,000
Note payable	36,912
Due to related party	$ 36,912	$ 5,000